FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 05, 2024
Financial Instruments
Deficit of financial liabilities over financial liabilities	$ 8,099,000
Financial instruments, description	Company has an excess of financial assets over financial liabilities in Euro and CAD in relation to US dollar of $1,598 and $431, respectively. An increase or decrease of 5% of the US dollar relative to the Euro and CAD would have an effect of $80 and $22, respectively.
Private placement		$ 2,103,745
Warrants purchase		$ 1,500,000
Exercise price		$ 9.50686